Risk Management - Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39 (Detail) - IFRS9 [member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Up to one month [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 362,384	$ 861,260
Up to one month [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	195,865	542,648
Up to one month [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	87,946	166,105
Up to one month [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	78,573	152,507
1 - 3 months [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	348,151	295,924
1 - 3 months [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	260,792	134,505
1 - 3 months [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	37,084	88,072
1 - 3 months [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	50,275	73,347
Over 90 Days or More [Member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	503,882	653,664
Over 90 Days or More [Member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	381,611	490,641
Over 90 Days or More [Member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	77,175	102,650
Over 90 Days or More [Member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	45,096	60,373
Over Due [Member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	1,214,417	1,810,848
Over Due [Member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	838,268	1,167,794
Over Due [Member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	202,205	356,827
Over Due [Member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 173,944	$ 286,227